COMMITMENTS AND CONTINGENCIES	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

6. COMMITMENTS AND CONTINGENCIES

Research Agreement

On June 28, 2023, the Company entered into a Research Agreement (the “Agreement”) with The Regents of the University of California (the “University”), on behalf of its Santa Barbara Campus. Pursuant to the Agreement, the University will perform certain research with respect to Thermochemical Water Splitting for Hydrogen Production from Water. The Agreement provides that the research will be completed under the direction of Professors Phillip Christopher and Eric McFarland, who will serve as principal Investigators. The Agreement also sets forth the rights to any data or information developed by the University under the Agreement, as well as the ownership of any patentable developments or discoveries arising from the Agreement. On November 17, 2025, the Company and the Regents of the University of California amended the Research Agreement to increase consideration payable to the University to $1,690,038. The effective date of the Amendment is November 17, 2025 and the term of the Agreement runs through November 30, 2026.

Legal

In the normal course of business, the Company may be involved in legal proceedings, claims and assessments arising. Such matters are subject to many uncertainties, and outcomes are not predictable with assurance. In the opinion of management, the ultimate disposition of these matters will not have a material adverse effect on the Company’s financial position or results of operations.

As of June 30, 2026, there were no legal proceedings against the Company.

5. COMMITMENTS AND CONTINGENCIES

The Company rents office space on a yearly basis with a monthly rent payment in the amount of $550.

In the normal course of business, the Company may be involved in legal proceedings, claims and assessments arising. Such matters are subject to many uncertainties, and outcomes are not predictable with assurance. In the opinion of management, the ultimate disposition of these matters will not have a material adverse effect on the Company’s financial position or results of operations.

On May 30, 2023, the Company amended the agreement dated March 15, 2022 entered into with a consultant regarding an advisory agreement for services of various aspects of the Company’s business, including but not limited to technology, business development, and product development. The Company granted 5,000,000 common stock options, vesting at a rate of 138,889 options per month for thirty-six (36) months of consecutive service to the Company. In lieu of a fixed monthly cash compensation of $5,000, the Company will provide the Advisor with a cash compensation based on an hourly rate of $200 for the services specifically requested by the Company. This amendment shall be effective on June 15, 2023, and will continue on a month-to-month basis until terminated at the earlier of March 15, 2025, or any time by either party with a 5-day written notice from on party to the other. All other items in the Advisory agreement dated March 15, 2022, remain effective subject to the termination claim above.

On August 1, 2023, the Company entered into an agreement with the Regents of the University of California, to perform research that would benefit both the University and the Sponsor (NewHydrogen, Inc.) and is consistent with the research and educational objectives of the University. The cost to Sponsor for the University’s performance shall not exceed $716,326. This agreement shall be performed on a cost-reimbursement basis. When expenditures reach the above amount, the Sponsor will not be required to fund, and the University will not be required to perform additional work hereunder unless by mutual agreement of both parties. During the year ended December 31, 2024, the University was paid $269,224. As of December 31, 2025, there remains $180,285 per the agreement.

On December 9, 2024, the Company entered into an agreement with a consultant to provide an advisory service in developing technology and products for the production of green hydrogen. The Company granted 2,500,000 common stock options, vesting at a rate of 69,444 options per month for thirty-five (35) months of consecutive service to the Company. The remaining 69,460 options will be vested at the end of the thirty six (36) month. The Agreement will continue on a month-to-month basis until terminated at the earlier of: (i) 36 months from the date of this Agreement, or (ii) any time by either party with a 5-day written notice from one party to the other.

On December 17, 2024, the Company entered an agreement with a consultant to provide laboratory support for the development of technology for the production of green hydrogen. The Company agreed to pay Consultant cash compensation of $175 per hour for providing the service. The Agreement will continue until terminated at the earlier of: (i) conclusion of the work or (ii) any time by either party with a 5-day written notice from one party to the other. On October 24, 2025, the Company agreed to pay a consultant $14,000 per month per, the amendment to the agreement. The amendment shall commence on November 1, 2025 and continues until terminated.

As of December 31, 2025, there were no legal proceedings against the Company.